Details of Significant Accounts - Reverse Recapitalization (Details) - USD ($)			12 Months Ended
	Oct. 28, 2022	Oct. 27, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reverse Recapitalization
Goodwill and other intangible asset recognized			$ 0
Net assets of Provident at Closing, excluding the impact of PIPE and FPA investors			63,000
Cash and cash equivalents			7,893,000
Accrued expenses			(500,000)
Warrant liabilities			(7,330,000)
Total value of Perfect shares issued to Provident shareholders, excluding PIPE and FPA Investor			(56,478,000)
Adjustment to listing expense as result of Sponsor Earnout			(8,849,000)
Listing expense			(65,264,000)
Non-current liabilities			$ 3,207,000	$ 259,230,000
Number of warrants issued			20,850,000
Professional service fees			$ 8,537,000	3,753,000	$ 2,482,000
Professional service expenditures			5,888,000	1,594,000
Listing Expense Recognized In Profit Or Loss			71,152,000	$ 1,594,000
Warrant liabilities
Reverse Recapitalization
Non-current liabilities			8,431,000
Forward Purchase Agreements
Reverse Recapitalization
Warrant liabilities			$ 7,330,000
Number of shares issued	6,764,000	5,500,000	5,500
Number of warrants issued			2,750
Aggregate Purchase Price		$ 55,000,000	$ 55,000,000
Share price per share	$ 8.35
Forward Purchase Agreements | Warrant liabilities
Reverse Recapitalization
Non-current liabilities			$ 8,431
Subscription Agreements
Reverse Recapitalization
Number of shares issued			5,000
Aggregate Purchase Price			$ 50,000,000
Share price per share			$ 10.00